Customers’ Refundable Fees	12 Months Ended
Dec. 31, 2025
Customers’ Refundable Fees [Abstract]
Customers’ refundable fees
14.	Customers’ refundable fees

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at the beginning of the year	30,747	31,554	15,879
Cash received from customers	9,586	19,598	24,762
Cash refunded to customers	(4,584)	(3,579)	(2,340)
Revenue recognized	(4,195)	(31,694)	(20,138)
Balance at the end of the year	31,554	15,879	18,163

Customers’ refundable fees represent the commission income received in advance (see Note 2.23).